Long-Term Debt, Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Long-Term Debt [Abstract]
Long-term debt	$ 55,217
Less unamortized deferred financing costs	(331)	$ (822)
Total debt, net of deferred financing costs	54,886	127,675
Current [Abstract]
Less current portion of unamortized deferred financing costs	(107)	(242)
Current portion of long-term debt, net of deferred financing costs	7,427	16,746
Non-current [Abstract]
Less non-current portion of unamortized deferred financing costs	(224)	(580)
Non-current portion of long-term debt, net of deferred financing costs	47,459	110,929
Nordea Bank Secured Term Loan [Member]
Long-Term Debt [Abstract]
Long-term debt	19,167	20,663
Current [Abstract]
Current portion of long-term debt	3,334	3,740
Non-current [Abstract]
Non-current portion of long-term debt	15,833	16,923
Piraeus Bank Secured Term Loans [Member]
Long-Term Debt [Abstract]
Long-term debt	0	67,584
Current [Abstract]
Current portion of long-term debt	0	9,048
Non-current [Abstract]
Non-current portion of long-term debt	0	58,536
Alpha Bank Secured Term Loans [Member]
Long-Term Debt [Abstract]
Long-term debt	36,050	40,250
Current [Abstract]
Current portion of long-term debt	4,200	4,200
Non-current [Abstract]
Non-current portion of long-term debt	$ 31,850	$ 36,050